Trade Receivables - Schedule of Trade Receivables (Details) - Trade Accounts Receivable [Member] - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Trade Receivables [Line Items]
Accounts receivable	$ 27,892,998	$ 6,178,791
Less: allowance for doubtful accounts	(110,293)	(164,280)
Accounts receivable, net	27,782,705	6,014,511
Note receivable	29,108
Trade accounts receivable	$ 27,811,813	$ 6,014,511